Initial Public Offering - Schedule of Common Stock Subject to Possible Redemption (Details) - Common Stock Subject to Possible Redemption [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Common Stock Subject to Possible Redemption [Line Items]
Common stock subject to possible redemption	$ 55,426,618	$ 59,544,769
Redemption of common stock	(38,044,345)	(8,157,801)
Plus:
Subsequent accretion of carrying value to redemption value	1,625,328	4,039,650
Common stock subject to possible redemption	$ 19,007,601	$ 55,426,618